Summary of Significant Accounting Policies - Additional information (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) segment	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0	$ 0
Employee benefit expenses
Employee benefit expenses	104,283	92,264
Selling and marketing expenses:
Marketing and promotion costs	216,423	699,307
Research and development costs
Research and development costs capitalized	0	0	$ 0
Uncertain tax positions
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
Value added tax ("VAT")
Value-added tax rate (in percent)	6.00%
Foreign currency translation
Year-end spot rate	6.8717	6.3482	6.5712	6.8717	6.3482
Average rate	6.8855	6.4083	6.7720	6.8855	6.4083
Segment reporting
Reportable segment | segment	1
Concentration of risks
RMB denominated cash and cash equivalents	$ 20,998,786	$ 23,834,125		¥ 19,791,079	¥ 21,206,372